Goodwill and intangible assets (Detail 2) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		$ 6,647
Balance at the end of the year		6,469	$ 6,647
Recoverable amount of the impaired assets		11,700	18
Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		8,018	7,888
Additions		11	270
Disposals		(11)	(45)
Write-offs		(75)	(7)
Foreign currency translation		(12)	(88)
Balance at the end of the year		7,930	8,018
Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,371	1,325
Amortization		65	62
Impairment	[1]	110	4
Disposals		(8)	(1)
Write-offs		(75)	(7)
Foreign currency translation		(2)	(12)
Balance at the end of the year		1,461	1,371
Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,392
Additions		0
Impairment		110
Disposals		(1)
Foreign currency translation		(9)
Balance at the end of the year		6,272	6,392
Goodwill | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,392
Additions		0
Disposals		(1)
Write-offs		0
Foreign currency translation		(9)
Balance at the end of the year		6,382	6,392
Intangible assets - Total
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		254
Additions		11
Amortization		65
Impairment		0
Disposals		(2)
Foreign currency translation		(1)
Balance at the end of the year		197	254
Intangible assets - Total | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,625
Additions		11
Disposals		(10)
Write-offs		(75)
Foreign currency translation		(3)
Balance at the end of the year		1,548	1,625
Intangible assets - Total | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,371
Amortization		65
Impairment	[1]	0
Disposals		(8)
Write-offs		(75)
Foreign currency translation		(2)
Balance at the end of the year		1,351	1,371
Intangible assets - Infrastructure
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	[2]	30
Intangible assets - Infrastructure | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[2]	760
Balance at the end of the year	[2]	760	760
Intangible assets - Infrastructure | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[2]	691
Amortization	[2]	38
Balance at the end of the year	[2]	730	691
Intangible assets - Customer relationships, contractual rights and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		167
Intangible assets - Customer relationships, contractual rights and other | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		865
Additions		11
Disposals		(10)
Write-offs		(75)
Foreign currency translation		(3)
Balance at the end of the year		788	865
Intangible assets - Customer relationships, contractual rights and other | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		679
Amortization		27
Impairment	[1]	0
Disposals		(8)
Write-offs		(75)
Foreign currency translation		(2)
Balance at the end of the year		621	679
UBS AG
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,647
Balance at the end of the year		6,469	6,647
Recoverable amount of the impaired assets		11,700	18
UBS AG | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		8,018	7,888
Additions		11	270
Disposals		(11)	(45)
Write-offs		(75)	(7)
Foreign currency translation		(12)	(88)
Balance at the end of the year		7,930	8,018
UBS AG | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,371	1,325
Amortization		65	62
Impairment	[1]	110	4
Disposals		(8)	(1)
Write-offs		(75)	(7)
Foreign currency translation		(2)	(12)
Balance at the end of the year		1,461	1,371
UBS AG | Goodwill
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,392
Additions		0
Disposals		(1)
Foreign currency translation		(9)
Balance at the end of the year		6,272	6,392
UBS AG | Goodwill | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		6,392
Additions		0
Disposals		(1)
Foreign currency translation		(9)
Balance at the end of the year		6,382	6,392
UBS AG | Intangible assets - Total
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		254
Additions		11
Amortization		65
Impairment		0
Disposals		(2)
Foreign currency translation		(1)
Balance at the end of the year		197	254
UBS AG | Intangible assets - Total | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,625
Additions		11
Disposals		(10)
Write-offs		(75)
Foreign currency translation		(3)
Balance at the end of the year		1,548	1,625
UBS AG | Intangible assets - Total | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		1,371
Amortization		65
Impairment	[1]	0
Disposals		(8)
Write-offs		(75)
Foreign currency translation		(2)
Balance at the end of the year		1,351	1,371
UBS AG | Intangible assets - Infrastructure
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year	[1]	30
UBS AG | Intangible assets - Infrastructure | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[2]	760
Balance at the end of the year	[2]	760	760
UBS AG | Intangible assets - Infrastructure | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year	[2]	691
Amortization	[1]	38
Balance at the end of the year	[2]	730	691
UBS AG | Intangible assets - Customer relationships, contractual rights and other
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the end of the year		167
UBS AG | Intangible assets - Customer relationships, contractual rights and other | Gross carrying amount
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		865
Additions		11
Disposals		(10)
Write-offs		(75)
Foreign currency translation		(3)
Balance at the end of the year		788	865
UBS AG | Intangible assets - Customer relationships, contractual rights and other | Accumulated depreciation
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Balance at the beginning of the year		679
Amortization		27
Impairment		0
Disposals		(8)
Write-offs		(75)
Foreign currency translation		(2)
Balance at the end of the year		$ 621	$ 679

[1]
Impairment charges recorded in 2019 and 2018 relate to assets for which the recoverable amount was determined considering their value-in-use (recoverable amount of the impaired intangible assets in 2018 was USD 18 million, recoverable amount for the Investment Bank cash-generating unit in 2019 was USD 11.7 billion).

[2]	Consists of the branch network intangible asset recognized in connection with the acquisition of PaineWebber Group, Inc